Summary of Significant Accounting Policies (Details 1) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount	11,660,474	8,943,428
Series B Preferred Stock [Member]
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount		5,400,000
Warrants [Member]
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount	7,936,391	933,617
Options [Member]
Schedule of antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share, Amount	3,724,083	2,609,811